Other Related Party Transactions (Details) - Board Member - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Related party transaction insurance cost	$ 247	$ 252
Employee benefits	$ 562	$ 582